UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-03131

ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end:  July 31, 2008

Date of reporting period:  April 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

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AllianceBernstein Global Technology Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS - 96.1%
Technology Hardware & Equipment - 39.8%
Communications Equipment - 16.2%
Ciena Corp. (a)	431,400	$14,585,634
Cisco Systems, Inc. (a)	2,846,000	72,971,440
Juniper Networks, Inc. (a)	1,481,700	40,924,554
QUALCOMM, Inc.	1,287,700	55,615,763
Research In Motion Ltd. (a)	411,800	50,087,234

		234,184,625

Computers & Peripherals - 19.5%
Apple, Inc. (a)	515,700	89,706,015
EMC Corp. (a)	1,369,700	21,093,380
Hewlett-Packard Co.	1,359,700	63,022,095
InnoLux Display Corp.	3,322,145	9,788,894
International Business Machines Corp.	814,700	98,334,290

		281,944,674

Electronic Equipment & Instruments - 4.1%
Amphenol Corp.-Class A	448,800	20,725,584
Tyco Electronics Ltd.	1,004,400	37,574,604

		58,300,188

		574,429,487

Software & Services - 26.1%
Internet Software & Services - 6.1%
Akamai Technologies, Inc. (a)	275,700	9,861,789
Alibaba.com Ltd. (a)	2,056,000	3,787,495
Google, Inc.-Class A (a)	120,600	69,259,374
Omniture, Inc. (a)	203,100	4,634,742

		87,543,400

IT Services - 1.5%
Alliance Data Systems Corp. (a)	110,000	6,315,100
Global Payments, Inc.	208,800	9,241,488
Infosys Technologies Ltd. (ADR)	138,100	6,033,589

		21,590,177

Software - 18.5%
Adobe Systems, Inc. (a)	680,000	25,357,200
Electronic Arts, Inc. (a)	169,300	8,713,871
McAfee, Inc. (a)	406,400	13,512,800
Microsoft Corp.	2,432,100	69,363,492
Nintendo Co. Ltd.	90,800	50,191,751
Oracle Corp. (a)	797,100	16,619,535

Red Hat, Inc. (a)	632,400	13,008,468
Salesforce.com, Inc. (a)	400,300	26,712,019
SAP AG	392,436	19,640,118
Shanda Interactive Entertainment Ltd. (Sponsored) (ADR) (a)	243,600	8,353,044
VMware, Inc.-Class A (a)	235,300	15,680,392

		267,152,690

		376,286,267

Semiconductors & Semiconductor Equipment - 17.4%
Semiconductors & Semiconductor Equipment - 17.4%
Analog Devices, Inc.	224,500	7,231,145
Applied Materials, Inc.	1,938,900	36,179,874
ASML Holding (a)	276,717	7,841,460
Broadcom Corp.-Class A (a)	1,218,450	31,630,962
Intel Corp.	3,893,600	86,671,536
Intersil Corp.-Class A	388,300	10,375,376
Lam Research Corp. (a)	339,100	13,848,844
Linear Technology Corp.	365,000	12,760,400
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored) (ADR)	1,591,400	17,887,336
Tokyo Electron Ltd.	413,900	26,884,289

		251,311,222

Telecommunication Services - 8.6%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	179,400	6,944,574
Telefonica SA	419,344	12,049,827
Time Warner Telecom, Inc.-Class A (a)	875,600	17,161,760
Verizon Communications, Inc.	282,000	10,851,360

		47,007,521

Wireless Telecommunication Services - 5.3%
America Movil SAB de CV Series L (ADR)	224,800	13,029,408
China Mobile Ltd.	831,500	14,297,300
MTN Group Ltd.	700,596	13,314,061
Turkcell Iletisim Hizmet AS (ADR)	392,400	7,906,860
Vimpel-Communications (Sponsored) (ADR)	478,100	14,419,496
Vodafone Group PLC	4,488,030	14,203,049

		77,170,174

		124,177,695

Media - 2.3%
Media - 2.3%
The DIRECTV Group, Inc. (a)	536,500	13,219,360
Discovery Holding Co.-Class A (a)	225,300	5,217,948
Eutelsat Communications	109,593	3,220,786
Focus Media Holding Ltd. (ADR) (a)	321,700	11,867,513

		33,525,607

Consumer Services - 1.7%
Hotels Restaurants & Leisure - 1.7%
Ctrip.com International Ltd. (ADR)	386,500	23,986,190

Capital Goods - 0.2%
Electrical Equipment - 0.2%
EnerSys (a)	156,600	3,664,440

Total Common Stocks (cost $1,209,117,546)		1,387,380,908

WARRANTS - 0.5%
Technology Hardware & Equipment - 0.5%
Electronic Equipment & Instruments - 0.5%
HON HAI Precision Industry Co., Ltd. Citigroup Global Markets, expiring 1/17/12 (b) (cost $7,969,120)	1,210,555	6,983,692

SHORT-TERM INVESTMENTS - 3.5%
Investment Companies - 3.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $50,566,625)	50,566,625	50,566,625

Total Investments - 100.1%
(cost $1,267,653,291)		1,444,931,225
Other assets less liabilities - (0.1)%		(1,158,137)

Net Assets - 100.0%		$1,443,773,088

(a)         Non-income producing security.

(b)         Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the market value of this security amounted to $6,983,692 or 0.5% of net assets.

(c)         Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR	-	American Depositary Receipt

Country Breakdown *

AllianceBernstein Global Technology Fund

April 30, 2008 (unaudited)

Summary

73.3%	United States
5.3%	Japan
3.5%	Canada
3.3%	China
2.4%	Taiwan
1.4%	Germany
1.0%	Russia
1.0%	Hong Kong
1.0%	United Kingdom
0.9%	South Africa
0.9%	Mexico
0.8%	Spain
0.6%	Turkey
1.1%	Other
3.5%	Short-Term Investments

100.0%	Total Investments

* All data are as of April 30, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: France, India, Netherlands.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Technology Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:  June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:  June 23, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:  June 23, 2008

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